Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options
Schedule of restricted stock award activity

	Number of Shares	Weighted average Grant-Date Fair Value
Unvested December 31, 2011	81	$6.34
Granted	—	—
Vested	21	6.11
Forfeited	60	6.37

Unvested December 31, 2012	—	$—

2008 Stock Incentive Plan
Stock Options
Schedule of assumptions used for the option grants

	Year Ended December 31,
	2012	2011	2010
Option term (years)	6.380	6.380	6.375
Volatility	71.89%	67.15%–74.54%	63.71%–67.88%
Risk-free interest rate	1.14–1.43%	1.15–2.62%	1.57–3.06%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value per option granted	$1.73	$1.74	$3.46

Schedule of stock options

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2010	6,308	$6.13	—	7.64
Granted	2,130	5.44	$1.74
Exercised	—	—
Forfeited or modified	3,000	6.13

Outstanding at December 31, 2011	5,438	$5.86	—	7.56
Granted	185	6.00	$1.73
Exercised	—	—
Forfeited or modified	5,623	5.85

Outstanding at December 31, 2012	—	$—		—

2012 Stock Incentive Plan
Stock Options
Schedule of assumptions used for the option grants

Year ended December 31, 2012
Option term (years)	4.11–5.00
Volatility	39.18–44.35%
Risk-free interest rate	0.54–0.76%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$32.56

Schedule of stock options

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	—	$—	—	—
Granted	75.0	425.00	$32.56
Exercised	—	—
Forfeited	0.3	—

Outstanding at December 31, 2012	74.7	$425.00		6.82